Share Based Payments - Summary of Principal Assumptions used for Valuation of Share Options (Detail) - 2023 Share Options [member]	6 Months Ended
Jun. 30, 2023 GBP (£) Plan shares £ / shares
Grant Date January 11 2023 One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility	97.11%
Dividend yield	0.00%
Risk-free investment rate	3.31%
Fair value of option at grant date | £	£ 870
Fair value of share at grant date	£ 1.23
Exercise price at date of grant	£ 1.23
Lapse date	Jan. 11, 2033
Expected option life (years) | Plan	4.5
Number of options granted | shares	1,774,176
Grant Date January 11 2023 One [Member] | Vesting Dates One [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Jan. 11, 2024
Grant Date January 11 2023 One [Member] | Vesting Dates Two [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Jan. 11, 2025
Grant Date January 11 2023 One [Member] | Vesting Dates Three [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Jan. 11, 2026
Grant Date January 11 2023 One [Member] | Vesting Dates Four [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Jan. 11, 2027
Grant Date January 11, 2023 Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility	105.11%
Dividend yield	0.00%
Risk-free investment rate	3.34%
Fair value of option at grant date | £	£ 1,190
Fair value of share at grant date	£ 1.23
Exercise price at date of grant	£ 0.04
Lapse date	Jan. 11, 2033
Expected option life (years) | Plan	3.5
Number of options granted | shares	655,425
Grant Date January 11, 2023 Two [Member] | Vesting Dates One [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Jan. 11, 2024
Grant Date January 11, 2023 Two [Member] | Vesting Dates Two [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Jan. 11, 2025
Grant Date January 11, 2023 Two [Member] | Vesting Dates Three [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Jan. 11, 2026
Grant Date January 11, 2023 Two [Member] | Vesting Dates Four [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Jan. 11, 2027
Grant Date January 11, 2023 Three [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility	116.33%
Dividend yield	0.00%
Risk-free investment rate	3.38%
Fair value of option at grant date | £	£ 1,190
Fair value of share at grant date	£ 1.23
Exercise price at date of grant	£ 0.04
Expected option life (years) | Plan	2.5
Number of options granted | shares	219,163
Grant Date January 11, 2023 Three [Member] | Vesting Dates One [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Jan. 11, 2024
Grant Date January 11, 2023 Three [Member] | Vesting Dates Two [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Jan. 11, 2025
Grant Date January 11, 2023 Three [Member] | Vesting Dates Three [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Jan. 11, 2026
Grant Date January 11, 2023 Three [Member] | Vesting Dates Four [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Jan. 11, 2027
Grant Date June16, 2023 One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Jun. 16, 2024
Volatility	121.58%
Dividend yield	0.00%
Risk-free investment rate	4.98%
Fair value of option at grant date | £	£ 560
Fair value of share at grant date	£ 0.59
Exercise price at date of grant	£ 0.04
Lapse date	Jun. 16, 2033
Expected option life (years) | Plan	2
Number of options granted | shares	37,500
Grant Date June16 2023 Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Jun. 16, 2024
Volatility	124.98%
Dividend yield	0.00%
Risk-free investment rate	4.99%
Fair value of option at grant date | £	£ 550
Fair value of share at grant date	£ 0.59
Exercise price at date of grant	£ 0.04
Expected option life (years) | Plan	1
Number of options granted | shares	9,375